UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Smart Portfolios, LLC
Address: 17865 Ballinger Way NE

         Seattle, WA  98155-4234

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ron Thompson
Title:     Chief Operating Officer
Phone:     (206)-686-4840

Signature, Place, and Date of Signing:

     /s/  Ron Thompson     Seattle, WA     May 09, 2011



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     $161,141 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
SPDR Barclays Capital 1-3 Mont ETF              78464A680    33453   729629 SH       SOLE                   283780            445849
TIAA-CREF Bond Fund - Retireme ETF              886315720      192    18244 SH       SOLE                                      18244
TIAA-CREF Inflation-Linked Bon ETF              886315696      195    17341 SH       SOLE                                      17341
RevenueShares Large Cap        ETF              761396100      331    13166 SH       SOLE                                      13166
SPDR S&P Dividend              ETF              78464A763      253     4679 SH       SOLE                                       4679
SPDR S&P MidCap 400 ETF        ETF              78467Y107    10841    60378 SH       SOLE                    17333             43045
TIAA-CREF Growth & Income Prem ETF              87245M103      171    17618 SH       SOLE                                      17618
TIAA-CREF Mid-Cap Growth - Ret ETF              87244W888      858    41700 SH       SOLE                                      41700
Vanguard Dividend Appreciation ETF              921908844      320     5758 SH       SOLE                                       5758
iPath S&P 500 VIX Short-Term F ETF              06740C261     2802    95404 SH       SOLE                                      95404
iShares Russell 1000 Growth In ETF              464287614      259     4276 SH       SOLE                                       4276
iShares Russell 2000 Growth In ETF              464287648    10909   114418 SH       SOLE                    32681             81737
iShares Russell 2000 Index     ETF              464287655      328     3895 SH       SOLE                                       3895
iShares Russell 2000 Value Ind ETF              464287630    10845   143875 SH       SOLE                    41728            102147
iShares Russell Midcap Growth  ETF              464287481    10817   177585 SH       SOLE                    50495            127090
iShares Russell Midcap Value I ETF              464287473     9340   193934 SH       SOLE                    53599            140335
iShares S&P SmallCap 600 Value ETF              464287879      326     4277 SH       SOLE                                       4277
Claymore/SWM Canadian Energy I ETF              18383Q606      429    18748 SH       SOLE                                      18748
SPDR DJ Global Titans          ETF              78464A706      318     5202 SH       SOLE                                       5202
iShares MSCI Canada Index      ETF              464286509     7996   237913 SH       SOLE                                     237913
iShares MSCI EAFE Index        ETF              464287465    10531   175290 SH       SOLE                    50739            124551
iShares S&P Europe 350 Index   ETF              464287861      285     6805 SH       SOLE                                       6805
Vanguard REIT Index ETF        ETF              922908553    10513   179803 SH       SOLE                    51837            127966
iShares Cohen & Steers Realty  ETF              464287564     2019    28789 SH       SOLE                    28789
Market Vectors Coal ETF        ETF              57060U837     6440   126972 SH       SOLE                    61283             65689
PowerShares DB Agriculture     ETF              73936B408     2196    64141 SH       SOLE                                      64141
PowerShares DB Energy          ETF              73936B101      397    12614 SH       SOLE                                      12614
SPDR Gold Shares               ETF              78463V107     1413    10103 SH       SOLE                    10103
United States Natural Gas      ETF              912318110     2876   250078 SH       SOLE                                     250078
iPath Dow Jones-AIG Commodity  ETF              06738C778      330     6417 SH       SOLE                                       6417
iShares S&P GSCI Commodity-Ind ETF              46428R107      260     6959 SH       SOLE                                       6959
Energy Select Sector SPDR      ETF              81369Y506     6853    85928 SH       SOLE                                      85928
Industrial Select Sector SPDR  ETF              81369Y704     9022   239543 SH       SOLE                    68914            170629
Materials Select Sector SPDR   ETF              81369Y100     7025   175542 SH       SOLE                    77616             97926